RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
22	RELATED PARTY TRANSACTIONS

	For The Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009

Revenue from related companies:
Companies controlled by a close family member of a director	$-	$-	$232,426
Company controlled by a member of key management of the Group	-	150,927	428,452
Company controlled by the Chief Executive Officer of the Company	-	436,553	305,077
	$-	$587,480	$965,955

Except for the above sales to related companies, the Group had no other significant related party transactions.